SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Share-based compensation
Summary of the Company's restricted shares award issued under 2011 Plan

	Number of ordinary shares	Weighted average grant date fair value
		(US$)
Outstanding, January 1, 2014	6,759,194	0.24

Granted	11,265,520	0.58
Vested	(2,507,698)	0.24
Forfeited	(592,000)	0.24

Outstanding, December 31, 2014	14,925,016	0.50

Expected to vest at December 31, 2014	14,925,016	0.50

Granted	40,106,656	0.43
Vested	(9,291,500)	0.49
Forfeited	(1,333,584)	0.52

Outstanding, December 31, 2015	44,406,588	0.43

Expected to vest at December 31, 2015	44,406,588	0.43

Schedule of total compensation expense relating to options granted

	2013	2014	2015
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	1,665	951	3,670	567
Sales and marketing expenses	3,853	2,167	2,882	445
General and administration expenses	3,833	10,612	38,796	5,989
Research and development expenses	2,501	3,307	3,258	503

	11,852	17,037	48,606	7,504

Employees
Share-based compensation
Summary of entity's share option activity

	Number of options	Weighted average Exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2014	32,403,574	0.23	6.78	10,479

Granted	5,734,480	0.53

Exercised	(12,501,376)	0.19
Forfeited	(1,213,920)	0.26

Outstanding, December 31, 2014	24,422,758	0.32	7.60	6,466

Vested and expected to vest at December 31, 2014	24,422,758	0.32	7.60	6,466

Exercisable at December 31, 2014	15,339,959	0.27	6.95	5,626

Exercised	(6,980,032)	0.37
Forfeited	(3,682,672)	0.43

Outstanding, December 31, 2015	13,760,054	0.27	5.91	3,358

Vested and expected to vest at December 31, 2015	13,760,054	0.27	5.91	3,358

Exercisable at December 31, 2015	9,521,520	0.21	5.98	2,920

Schedule of assumptions used in calculation of estimated fair value of the options

	July 8, 2013	December 23, 2014

Suboptimal exercise factor	2.8	2.8
Risk-free interest rates	2.66%	2.18%
Expected volatility	61.26%	55.60%
Expected dividend yield	0%	0%
Weighted average fair value of share option	0.141	0.311